COMMITMENTS - Schedule of commitments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Purchase commitments	$ 16,897	$ 19,697
Guarantees, pledges and other collateral	7,507	7,815
Capital expenditure commitments	399	448
Other commitments	3,087	3,201
Total	$ 27,890	$ 31,161